UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment / /; Amendment Number: _____

      This Amendment (Check only one): / / is a restatement.
                                       / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    200 Crescent Court, Suite 1400
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz, Dallas, Texas, May 15, 2007
-------------------

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        1
                                               ------------

Form 13F Information Table Entry Total:                  62
                                               ------------

Form 13F Information Table Value Total:        $    823,425
                                               ------------
                                               (thousands)

CERTAIN INFORMATION FOR WHICH WE ARE REQUESTING CONFIDENTIAL TREATMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

           1         28-11175                   Mark E. Schwarz
         -----       --------------------       ------------------------

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                                                     FORM 13F INFORMATION TABLE


   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                              VOTING  AUTHORITY
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

                             NY REG SH
ARCELOR MITTAL               CL A       03937E101   3,185     45,000  SH             OTHER         1          0        45,000   0

AEROFLEX INC                 COM        007768104   1,973    150,000  SH             OTHER         1          0       150,000   0

AFFILIATED COMPUTER SERVICES CL A       008190100   1,766     30,000  SH             OTHER         1          0        30,000   0

ALTIRIS INC                  COM        02148M100  16,136    490,295  SH             OTHER         1          0       490,295   0

AMERICA SVC GROUP INC        COM        02364L109     993     59,584  SH             OTHER         1          0        59,584   0

AXIS CAPITAL HOLDINGS        SHS        G0692U109   8,917    263,350  SH             OTHER         1          0       263,350   0

BELL INDS INC                COM        078107109   2,797    565,099  SH             OTHER         1          0       565,099   0

BELO CORP                    COM SER A  080555105  19,165  1,026,500  SH             OTHER         1          0     1,026,500   0

BERKSHIRE HATHAWAY INC DEL   CL A       084670108  20,708        190  SH             OTHER         1          0           190   0

BLOCKBUSTER INC              CL B       093679207     266     44,400  SH             OTHER         1          0        44,400   0

BOWATER INC                  COM        102183100   2,158     90,586  SH             OTHER         1          0        90,586   0

BIOSITE INC                  COM        090945106   5,634     67,100  SH             OTHER         1          0        67,100   0

BRISTOL WEST HLDGS INC       COM        11037M105   8,656    390,400  SH             OTHER         1          0       390,400   0

CATALINA MARKETING CORP      COM        148867104  36,396  1,152,500  SH             OTHER         1          0     1,152,500   0

CLEAR CHANNEL COMMUNICATIONS COM        184502102   2,628     75,000  SH             OTHER         1          0        75,000   0

COMPANIA ANONIMA NACIONL
TEL                          SPON ADR D 204421101   3,485    200,400  SH             OTHER         1          0       200,400   0

CONSECO INC                  COM NEW    208464883     204     11,800  SH             OTHER         1          0        11,800   0


CRONOS GROUP SA              SHS        L20708100   1,479     95,000  SH             OTHER         1          0        95,000   0

DATASCOPE CORP               COM        238113104     279      7,700  SH             OTHER         1          0         7,700   0

DENDRITE INTL INC            COM        248239105  16,465  1,051,410  SH             OTHER         1          0     1,051,410   0

DIRECT GEN CORP              COM        25456W204  17,659    830,575  SH             OTHER         1          0       830,575   0

ENDURANCE SPECIALTY HLDGS LT SHS        G30397106  11,072    309,800  SH             OTHER         1          0       309,800   0

ENERGY PARTNERS LTD          COM        29270U105   1,452     80,000  SH             OTHER         1          0        80,000   0

FAIRCHILD CORP               CL A       303698104     633    311,917  SH             OTHER         1          0       311,917   0

FLORIDA ROCK INDS INC        COM        341140101   6,897    102,500  SH             OTHER         1          0       102,500   0

GIANT INDS INC               COM        374508109   6,846     90,500  SH             OTHER         1          0        90,500   0

HALLMARK FINL SVCS INC EC    COM        40624Q104 174,949 14,530,624  SH             OTHER         1          0     14,530,624  0

HOUSTON EXPL CO              COM        442120101  12,010    222,610  SH             OTHER         1          0       222,610   0

HYDRIL                       COM        448774109  17,323    180,000  SH             OTHER         1          0       180,000   0

HYPERION SOLUTIONS CORP      COM        44914M104   2,073     40,000  SH             OTHER         1          0        40,000   0

IPC HLDGS LTD                ORD        G4933P101  15,091    523,090  SH             OTHER         1          0       523,090   0

KEANE INC                    COM        486665102     679     50,000  SH             OTHER         1          0        50,000   0

KRONOS INC                   COM        501052104   2,675     50,000  SH             OTHER         1          0        50,000   0
                             INT COM

LIBERTY MEDIA HLDG CORP      SER A      53071M104  31,898  1,339,125  SH             OTHER         1          0     1,339,125   0

LONGVIEW FIBRE CO            COM        543213102   3,695    150,000  SH             OTHER         1          0       150,000   0

M&F WORLDWIDE CORP           COM        552541104  29,342    616,300  SH             OTHER         1          0       616,300   0

MACDERMID INC                COM        554273102   3,944    113,100  SH             OTHER         1          0       113,100   0


MAX RE CAPITAL LTD HAMILTON  SHS        G6052F103   4,167    163,540  SH             OTHER         1          0       163,540   0

MERCER INS GROUP INC         COM        587902107   4,065    204,356  SH             OTHER         1          0       204,356   0

MUELLER WTR PRODS INC        COM SER B  624758207   7,060    527,230  SH             OTHER         1          0       527,230   0

NASHUA CORP                  COM        631226107   9,457  1,062,576  SH             OTHER         1          0     1,062,576   0

NEW RIV PHARMACEUTICALS INC  COM        648468205  23,225    365,000  SH             OTHER         1          0       365,000   0

NOVELIS INC                  COM        67000X106  20,749    470,400  SH             OTHER         1          0       470,400   0

PIZZA INN INC NEW            COM        725848105  11,521  4,760,550  SH             OTHER         1          0     4,760,550   0

PLACER SIERRA BANCSHARES     COM        726079106  10,872    401,786  SH             OTHER         1          0       401,786   0

PLAYBOY ENTERPRISES INC      CL B       728117300   2,032    197,500  SH             OTHER         1          0       197,500   0

REALOGY CORP                 COM        75605E100   9,623    325,000  SH             OTHER         1          0       325,000   0

SENSIENT TECHNOLOGIES CORP   COM        81725T100   9,049    351,000  SH             OTHER         1          0       351,000   0

SERVICEMASTER CO             COM        81760N109 115,617  7,512,500  SH             OTHER         1          0     7,512,500   0

SL INDS INC                  COM        784413106   3,260    217,349  SH             OTHER         1          0       217,349   0

SWIFT TRANSN CO              COM        870756103   7,467    239,630  SH             OTHER         1          0       239,630   0

TD BANKNORTH INC             COM        87235A101   3,188     99,128  SH             OTHER         1          0        99,128   0

TODCO                        COM        88889T107   4,840    120,000  SH             OTHER         1          0       120,000   0

TOPPS INC                    COM        890786106   1,215    125,000  SH             OTHER         1          0       125,000   0

TRAFFIC COM INC              COM        892717109     943    124,928  SH             OTHER         1          0       124,928   0

TXU CORP                     COM        873168108   4,487     70,000  SH             OTHER         1          0        70,000   0

TYCO INTL LTD NEW            COM        902124106   9,825    311,400  SH             OTHER         1          0       311,400   0


UNIFIRST CORP MASS           COM        904708104   1,761     45,900  SH             OTHER         1          0        45,900   0

UNUMPROVIDENT CORP           COM        91529Y106  39,408  1,711,200  SH             OTHER         1          0     1,711,200   0

USI HLDGS CORP               COM        90333H101  12,186    723,177  SH             OTHER         1          0       723,177   0

WALTER INDS INC              COM        93317Q105   9,823    396,900  SH             OTHER         1          0       396,900   0

WITNESS SYS INC              COM        977424100   6,057    224,757  SH             OTHER         1          0       224,757   0
